Lease Obligations - Additional Information (Details) $ in Thousands	1 Months Ended	12 Months Ended		37 Months Ended
	Apr. 30, 2024 Sublease	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Apr. 30, 2027 USD ($)
Lessee Lease Description [Line Items]
Other income related to subleases		$ 2,518	$ (22)
Letter of credit to secure lease		872	1,278
Sublease
Lessee Lease Description [Line Items]
Other income related to subleases		1,000
Pionyr Immunotherapeutics, Inc
Lessee Lease Description [Line Items]
Number of sublease agreement | Sublease	3
Letter of Credit
Lessee Lease Description [Line Items]
Letter of credit to secure lease		$ 900	$ 1,300
Forecast | Pionyr Immunotherapeutics, Inc
Lessee Lease Description [Line Items]
Sublease agreements amount				$ 2,500